Organization and principal activities (Tables)	12 Months Ended
Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Major Subsidiaries, Variable Interest Entities and Variable Interest Entities's Subsidiaries Ownership
In 2018, the Company’s major consolidated subsidiaries, VIEs and VIEs’ subsidiaries are as follows:

Name	Date of incorporation or acquisition	Place of incorporation	Percentage of direct or indirect economic ownership
Wholly owned and majority owned subsidiaries of the Company:
China Classified Network Corporation (“CCNC BVI”)	January 5, 2010	British Virgin Islands	100%
China Classified Information Corporation Limited (“CCIC HK”)	January 18, 2010	Hong Kong	100%
Beijing Chengshi Wanglin Information Technology Co., Ltd. (“Wanglin”)	March 8, 2010	PRC	100%
58 Tongcheng Information Technology Co., Ltd. (“58 Technology”)	March 15, 2012	PRC	100%
Anjuke Inc. (“Anjuke”)	March 2, 2015	Cayman Island	100%
Ruiting Network Technology (Shanghai) Co., Ltd. (“Shanghai Ruiting”)	March 2, 2015	PRC	100%
58.com Holdings Inc. (“58 Holdings”)	July 11, 2014	British Virgin Islands	100%
Falcon View Technology (“Ganji”)	August 6, 2015	Cayman Island	100%
Beijing Yangguang Gudi Science Development Co., Ltd. (“Yangguang Gudi”)	August 6, 2015	PRC	100%
Zhuan Spirit Holdings Limited (“Zhuan Zhuan Holding”)	March 24, 2017	Cayman Island	72.2%
Zhuan Vision Holdings Limited (“Zhuan Vision”)	April 20, 2017	Hong Kong	72.2%
Tianjin Zhuanzhuan World Technology Co., Ltd (“Tianjin Zhuanzhuan”)	June 21, 2017	PRC	72.2%
VIEs and VIEs’ subsidiaries:
Beijing 58 Information Technology Co., Ltd. (“Beijing 58”)	December 12, 2005	PRC	100%
58 Co., Ltd.	July 28, 2011	PRC	100%
Shanghai Ruijia Information Technology Co., Ltd.	March 2, 2015	PRC	100%
Beijing 58 Auto Technology Co., Ltd. (“Beijing 58 Auto”, formerly known as Beijing Leftbrain Network Technology Co., Ltd.)	November 26, 2015	PRC	78.6%
Beijing Shanjing Kechuang Network Technology Co., Ltd. (“Shanjing Kechuang”)	August 6, 2015	PRC	100%
Beijing Zhuanzhuan Spirit Technology Co., Ltd. (“Beijing Zhuanzhuan”)	April 11, 2017	PRC	72.2%

Schedule of Financial Statement Amounts and Balances for Variable Interest Entities
The following financial statement amounts and balances of the Group’s VIEs and VIEs’ subsidiaries were included in the accompanying consolidated financial statements as of December
31
,
2017
and
2018
and for the three years ended December
31
,
2016
,
2017
and
2018
:

	As of December 31,
	2017	2018
	RMB	RMB
Cash and cash equivalents	320,493	1,201,368
Short-term investments	1,679,516	1,162,694
Accounts receivable, net	409,759	437,985
Prepayments and other current assets	477,308	659,454
Property and equipment, net	111,962	140,600
Long-term investments	193,867	1,703,968
Intangible assets, net and goodwill	15,808,421	15,634,421
Long-term prepayments and other non-current assets	224,671	52,364
Total assets	19,225,997	20,992,854
Accounts payable	171,306	297,774
Deferred revenues	872,148	803,140
Customer advances	288,953	239,622
Taxes payable	53,629	35,583
Salary and welfare payable	233,692	295,430
Inter-company payable	2,147,993	4,326,185
Accrued expenses and other current liabilities	190,498	312,681
Deferred tax liabilities	282,603	246,858
Total liabilities	4,240,822	6,557,273

	For the year ended December 31,
	2016	2017	2018
	RMB	RMB	RMB
Revenue	2,459,689	4,086,645	4,244,322
Net income/(loss)	(457,054)	649,831	(603,099)
Net cash provided by operating activities	396,925	1,272,425	2,201,663
Net cash used in investing activities	(446,062)	(1,449,482)	(1,402,912)
Net cash provided by financing activities	28,235	3,485	80,000